Supplemental disclosure of cash flow information	12 Months Ended
Dec. 31, 2022
Supplemental Disclosure Of Cash Flow Information
Supplemental disclosure of cash flow information

21. Supplemental disclosure of cash flow information

	Years ended December 31,
	2022	2021	2020
	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	592	120	(1,023)
Inventory	(161)	(56)	1,182
Prepaid expenses and other current assets	(783)	(750)	(702)
Payables and accrued liabilities	1,076	634	51
Income taxes payable	—	(109)	395
Deferred revenues	441	3,010	3,031
Provision for restructuring and other costs	(2)	—	—
Employee future benefits	(559)	(349)	(532)
	604	2,500	2,402